Global Tactical Asset Allocation Portfolio (Class I) | Global Tactical Asset Allocation Portfolio
Global Tactical Asset Allocation Portfolio (Class I)

Prospectus Supplement

June 16, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2011 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2011 of:

Global Tactical Asset Allocation Portfolio (Class I)

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.